Balance Sheet Components - Other (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Components
Depreciation and amortization expense	$ 72,000	$ 49,000	$ 144,000	$ 98,000	$ 222,000	$ 181,000